FAIR VALUE MEASUREMENT (Tables)	0 Months Ended
Dec. 31, 2011
Fair Value Measurement Tables [Abstract]
Activity for financial assets estimated utilizing Level 3 inputs
The following table summarizes the activity for those financial assets where fair value measurements are estimated utilizing Level 3 inputs.

	2011	2010

	U.S. $ in millions
Carrying value as of January 1	$78	$76
Amount realized	(61)	(9)
Contingent consideration in connection with Cephalon acquisition	171	-
Net change to fair value:
Included in earnings - finance expense - net	22	7
Included in other comprehensive income (loss)	(7)	4

Carrying value as of December 31	$203	$78